UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                Face
                              Amount     Municipal Bonds                                                                Value
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 162.4%   $     1,000     Massachusetts State College Building Authority, Project Revenue Bonds,
                                         Series A, 5% due 5/01/2031 (b)                                               $   1,037
                         ------------------------------------------------------------------------------------------------------
                                 825     Massachusetts State College Building Authority, Project Revenue Refunding
                                         Bonds, Series B, 5.50% due 5/01/2039 (l)                                           943
                         ------------------------------------------------------------------------------------------------------
                               1,100     Massachusetts State Development Finance Agency, Education Revenue Bonds
                                         (Belmont Hill School), 5% due 9/01/2011 (i)                                      1,167
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Development Finance Agency, Education Revenue Bonds
                                         (Belmont Hill School), 4.50% due 9/01/2036                                         935
                         ------------------------------------------------------------------------------------------------------
                                 400     Massachusetts State Development Finance Agency, Education Revenue Bonds
                                         (Middlesex School Project), 5% due 9/01/2033                                       406
                         ------------------------------------------------------------------------------------------------------
                                 250     Massachusetts State Development Finance Agency, Education Revenue Bonds
                                         (Xaverian Brothers High School), 5.65% due 7/01/2029                               254
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Development Finance Agency, Educational Facility Revenue
                                         Bonds (Academy of the Pacific Rim), Series A, 5.125% due 6/01/2031 (a)             971
                         ------------------------------------------------------------------------------------------------------
                                 855     Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                                         (Edgecombe Project), Series A, 6.75% due 7/01/2021                                 915
                         ------------------------------------------------------------------------------------------------------
                                 850     Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                                         (Overlook Communities Inc.), Series A, 6.125% due 7/01/2024                        867
                         ------------------------------------------------------------------------------------------------------
                               1,250     Massachusetts State Development Finance Agency, First Mortgage Revenue
                                         Refunding Bonds (Symmes Life Care, Inc. - Brookhaven at Lexington),
                                         Series A, 5% due 3/01/2035 (j)                                                   1,224
                         ------------------------------------------------------------------------------------------------------
                                 500     Massachusetts State Development Finance Agency, Human Service Provider
                                         Revenue Bonds (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (j)          490
                         ------------------------------------------------------------------------------------------------------
                                 825     Massachusetts State Development Finance Agency, Resource Recovery Revenue
                                         Bonds (Ogden Haverhill Associates), AMT, Series A, 6.70% due 12/01/2014            871
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Development Finance Agency Revenue Bonds (Boston
                                         University), Series T-1, 5% due 10/01/2039 (b)                                   1,027
                         ------------------------------------------------------------------------------------------------------
                                 500     Massachusetts State Development Finance Agency Revenue Bonds (College of
                                         Pharmacy and Allied Health Services), Series D, 5% due 7/01/2027 (c)               517
                         ------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of The Massachusetts Health & Education Tax-Exempt Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
HFA       Housing Finance Agency
PCR       Pollution Control Revenue Bonds

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                Face
                              Amount     Municipal Bonds                                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                         $       500     Massachusetts State Development Finance Agency Revenue Bonds (Curry
                                         College), Series A, 5% due 3/01/2035 (a)                                     $     473
                         ------------------------------------------------------------------------------------------------------
                                 400     Massachusetts State Development Finance Agency Revenue Bonds (Franklin W.
                                         Olin College), Series B, 5.25% due 7/01/2033 (l)                                   414
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Development Finance Agency Revenue Bonds (Linden Ponds,
                                         Inc. Facility), Series A, 5.75% due 11/15/2042                                     976
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts
                                         College of Pharmacy and Health Sciences), 5.75% due 7/01/2013 (i)                1,050
                         ------------------------------------------------------------------------------------------------------
                                 425     Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts
                                         Council of Human Service Providers, Inc.), Series C, 6.60% due 8/15/2029           425
                         ------------------------------------------------------------------------------------------------------
                               2,000     Massachusetts State Development Finance Agency Revenue Bonds (Smith College),
                                         5% due 7/01/2035                                                                 2,056
                         ------------------------------------------------------------------------------------------------------
                                 495     Massachusetts State Development Finance Agency Revenue Bonds (Volunteers of
                                         America - Ayer Limited Partnership), AMT, Series A, 6.20% due 2/20/2046 (h)        543
                         ------------------------------------------------------------------------------------------------------
                               1,100     Massachusetts State Development Finance Agency Revenue Bonds (WGBH
                                         Educational Foundation), Series A, 5.75% due 1/01/2042 (b)                       1,305
                         ------------------------------------------------------------------------------------------------------
                                 600     Massachusetts State Development Finance Agency Revenue Bonds (Western New
                                         England College), 5.875% due 12/01/2012 (i)                                        654
                         ------------------------------------------------------------------------------------------------------
                                 540     Massachusetts State Development Finance Agency Revenue Bonds (The Wheeler
                                         School), 6.50% due 12/01/2029                                                      559
                         ------------------------------------------------------------------------------------------------------
                                 500     Massachusetts State Development Finance Agency Revenue Bonds (Williston
                                         Northampton School Project), 5% due 10/01/2025 (l)                                 519
                         ------------------------------------------------------------------------------------------------------
                               1,985     Massachusetts State Development Finance Agency Revenue Bonds (Worcester
                                         Polytechnic Institute), 5% due 9/01/2027 (d)                                     2,075
                         ------------------------------------------------------------------------------------------------------
                               1,500     Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                         (Boston University), Series P, 5.45% due 5/15/2059                               1,543
                         ------------------------------------------------------------------------------------------------------
                                 500     Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                         (Clark University), 5.125% due 10/01/2035 (l)                                      517
                         ------------------------------------------------------------------------------------------------------
                               1,500     Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                         (Western New England College), Series A, 5% due 9/01/2033 (c)                    1,540
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                         (Wheelock College), Series C, 5.25% due 10/01/2037                                 996
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.25%
                                         due 12/01/2048                                                                   1,000
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Health and Educational Facilities Authority Revenue
                                         Bonds (Baystate Medical Center), Series F, 5.75% due 7/01/2033                   1,034
                         ------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                Face
                              Amount     Municipal Bonds                                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                         $       350     Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                         (Berkshire Health System), Series E, 6.25% due 10/01/2031                    $     367
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                         (Berkshire Health System), Series F, 5% due 10/01/2019 (c)                       1,046
                         ------------------------------------------------------------------------------------------------------
                               1,350     Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                         (Harvard University), Series FF, 5.125% due 7/15/2037                            1,408
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                         (Lahey Clinic Medical Center), Series D, 5.25% due 8/15/2037                     1,016
                         ------------------------------------------------------------------------------------------------------
                                 750     Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                         (Milford-Whitinsville Hospital), Series D, 6.35% due 7/15/2012 (i)                 843
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                         (Simmons College), Series F, 5% due 10/01/2013 (f)(i)                            1,075
                         ------------------------------------------------------------------------------------------------------
                                 230     Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                         (University of Massachusetts), Series C, 5.125% due 10/01/2034 (f)                 239
                         ------------------------------------------------------------------------------------------------------
                               1,210     Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                         (Wheaton College), Series D, 6% due 1/01/2018                                    1,237
                         ------------------------------------------------------------------------------------------------------
                                 780     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90%
                                         due 4/01/2028                                                                      783
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Berklee College of Music), Series A, 5% due 10/01/2037          1,014
                         ------------------------------------------------------------------------------------------------------
                               1,000     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Boston College), Series N, 5.125% due 6/01/2037                 1,027
                         ------------------------------------------------------------------------------------------------------
                                 500     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Christopher House), Series A, 6.875% due 1/01/2029                509
                         ------------------------------------------------------------------------------------------------------
                                 800     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Covenant Health System), 6% due 7/01/2022                         848
                         ------------------------------------------------------------------------------------------------------
                                 400     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Covenant Health System), 6% due 7/01/2031                         420
                         ------------------------------------------------------------------------------------------------------
                                 495     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Learning Center For Deaf Children), Series C, 6.125%
                                         due 7/01/2029                                                                      504
                         ------------------------------------------------------------------------------------------------------
                                 500     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Massachusetts Institute of Technology), Series L, 5%
                                         due 7/01/2023                                                                      547
                         ------------------------------------------------------------------------------------------------------
                                 480     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Partners Healthcare System), Series C, 5.75%
                                         due 7/01/2011 (i)                                                                  521
                         ------------------------------------------------------------------------------------------------------
                                  20     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Partners Healthcare System), Series C, 5.75% due 7/01/2032         22
                         ------------------------------------------------------------------------------------------------------
                                 395     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Valley Regional Health System), Series C, 5.75%
                                         due 7/01/2018 (e)                                                                  396
                         ------------------------------------------------------------------------------------------------------
                               1,500     Massachusetts State Health and Educational Facilities Authority, Revenue
                                         Refunding Bonds (Wellesley College), 5% due 7/01/2033                            1,535
                         ------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                Face
                              Amount     Municipal Bonds                                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                         $       730     Massachusetts State Industrial Finance Agency, Health Care Facility Revenue
                                         Bonds (Age Institute of Massachusetts Project), 8.05% due 11/01/2025         $     744
                         ------------------------------------------------------------------------------------------------------
                               1,500     Massachusetts State Industrial Finance Agency, PCR (General Motors
                                         Corporation), 5.55% due 4/01/2009                                                1,503
                         ------------------------------------------------------------------------------------------------------
                                 400     Massachusetts State Industrial Finance Agency Revenue Bonds (Wentworth
                                         Institute of Technology), 5.75% due 10/01/2008 (i)                                 416
                         ------------------------------------------------------------------------------------------------------
                                 340     Massachusetts State Industrial Finance Agency, Senior Living Facility Revenue
                                         Bonds (Forge Hill Project), AMT, 6.75% due 4/01/2008 (i)                           351
                         ------------------------------------------------------------------------------------------------------
                               2,000     Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                         Bonds, Series A, 5% due 8/15/2030 (g)                                            2,074
                         ------------------------------------------------------------------------------------------------------
                               1,000     Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue Bonds
                                         (Route 128 Parking Garage), Series B, 6.53% due 7/01/2009 (a)(i)(k)                472
                         ------------------------------------------------------------------------------------------------------
                                 500     University of Massachusetts Building Authority, Project Revenue Refunding
                                         Bonds, Senior Series 04-1, 5.125% due 11/01/2014 (b)(i)                            546
-------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $49,332*) - 162.4%                                    50,766

                                         Other Assets Less Liabilities - 1.6%                                               508

                                         Preferred Shares, at Redemption Value - (64.0%)                               (20,011)
                                                                                                                      ---------
                                         Net Assets Applicable to Common Shares - 100.0%                              $  31,263
                                                                                                                      =========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $ 49,332
                                                                       ========
      Gross unrealized appreciation                                    $  1,668
      Gross unrealized depreciation                                        (234)
                                                                       --------
      Net unrealized appreciation                                      $  1,434
                                                                       ========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Assured Guaranty Insured.
(d)   MBIA Insured.
(e)   Connie Lee Insured.
(f)   FGIC Insured.
(g)   FSA Insured.
(h)   GNMA Collateralized.
(i)   Prerefunded.
(j)   Radian Insured.
(k) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(l)   XL Capital Insured.

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

o Forward interest rate swaps outstanding as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                  Notional          Unrealized
                                                                                                   Amount          Depreciation
      -------------------------------------------------------------------------------------------------------------------------
      Pay a fixed rate at 4.019% and receive a floating rate based in 3-month USD LIBOR            $1,150             $ (16)
      Broker, JPMorgan Chase
      Expires November 2022

      Pay a fixed rate at 3.984% and receive a floating rate based on 1-week (SIFMA)               $1,750               (18)
      Municipal Swap Index Rate
      Broker, JPMorgan Chase
      Expires November 2022
      -------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                           $ (34)
                                                                                                                      =====

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 20, 2007